WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.3%
Education - 10.8%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$504,759
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	599,954
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	6,467,759
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	500,000	470,512
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,803,348
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A	5.000%	10/1/42	1,000,000	998,501	(a)
Classical Academies Oceanside Project, Series A	5.000%	10/1/52	2,000,000	1,921,484	(a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,654,551	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,756,611	(a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	961,977	(a)
California State University Revenue:
Systemwide, Series A, Refunding	5.000%	11/1/38	2,500,000	2,627,839
Systemwide, Series C	4.000%	11/1/45	2,000,000	2,017,931
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,303,678	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	968,515	(a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,146,326

Total Education				27,203,745

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - 7.7%
ABAG Finance Authority for Nonprofit Corps. Revenue, CA, Sharp HealthCare, Series A	5.000%	8/1/43	$5,000,000	$5,002,065
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A	4.000%	4/1/44	2,000,000	1,919,464
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,524,967
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,032,201
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	533,738
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	970,820	(a)
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	1,500,000	1,402,632	(a)
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	714,687
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	911,860
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	439,240
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,538,299	(a)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,317,286

Total Health Care				19,307,259

Housing - 3.5%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,019,563
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,527,946
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,017,467
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,015,862
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	2,763,111
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,436,232	(a)

Total Housing				8,780,181

See Notes to Schedule of Investments.

2	Western Asset California Municipals Fund 2023 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 20.8%
California County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	$2,000,000	$1,801,509
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,750,000	3,721,799	(b)(c)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,900,000	3,009,943	(b)(c)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	6,515,000	6,356,852	(b)(c)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	1,500,000	1,570,267	(b)(c)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	3,828,034
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	968,304	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,430,585	(a)(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	2,900,000	2,977,065
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,620,181
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,553,185
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,056,880	(d)
Southern California Public Power Authority, Natural Gas Revenue, Project No 1, Series A	5.000%	11/1/33	4,805,000	5,093,015
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	3,230,000	3,280,078

Total Industrial Revenue				52,267,697

Leasing - 5.7%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	1,001,402
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	1,752,640
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	3,777,568
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,130,330

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	$4,100,000	$4,328,313
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Projects, Series A	5.250%	6/1/46	1,250,000	1,354,215

Total Leasing				14,344,468

Local General Obligation - 2.6%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	2,000,000	2,132,857
Gilroy, CA, USD, GO:
Series 2021	4.000%	8/1/42	500,000	503,326
Series 2021	4.000%	8/1/44	1,000,000	1,002,390
Local Public Schools Funding Authority, School Improvement District No 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,662,280
Westside Union School District, Refunding, GO	5.000%	8/1/40	1,210,000	1,289,548

Total Local General Obligation				6,590,401

Other - 1.6%
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,038,060	(d)

Power - 7.2%
Anaheim, CA, Housing & Public Improvements Authority Revenue, Series A	5.000%	10/1/50	1,400,000	1,420,982
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,000,000	5,192,777
Series C	5.000%	7/1/42	5,000,000	5,222,161
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue:
Series A	5.000%	10/1/38	2,000,000	2,156,001
Series A	5.000%	10/1/39	1,785,000	1,915,663
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	265,125	*(e)
Series A	5.050%	7/1/42	170,000	42,925	*(e)
Series XX	5.250%	7/1/40	1,750,000	441,875	*(e)
Series ZZ, Refunding	—	7/1/18	400,000	100,000	*(f)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,322,672

Total Power				18,080,181

See Notes to Schedule of Investments.

4	Western Asset California Municipals Fund 2023 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 0.1%
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	$327,500	$333,180	(g)

Special Tax Obligation - 7.6%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,751,824
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	397,316
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	843,966
Restructured, Series A-1	4.550%	7/1/40	110,000	107,159
Restructured, Series A-1	4.750%	7/1/53	1,030,000	974,764
Restructured, Series A-1	5.000%	7/1/58	420,000	408,273
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,129,366
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.750%	9/1/52	600,000	601,748
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	750,000	811,414
Community Facilities District No 2023-1	5.625%	9/1/53	1,600,000	1,605,407
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	10,586,641

Total Special Tax Obligation				19,217,878

State General Obligation - 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,354	3,274
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	16,232
Restructured, Series A-1	5.375%	7/1/25	23,026	23,433
Restructured, Series A-1	5.625%	7/1/27	22,818	23,848
Restructured, Series A-1	5.625%	7/1/29	22,448	23,759
Restructured, Series A-1	5.750%	7/1/31	21,803	23,492
Restructured, Series A-1	4.000%	7/1/33	20,675	19,341
Restructured, Series A-1	4.000%	7/1/35	408,584	374,680
Restructured, Series A-1	4.000%	7/1/37	1,225,000	1,097,449
Restructured, Series A-1	4.000%	7/1/41	196,686	170,318
Restructured, Series A-1	4.000%	7/1/46	22,553	18,797
Subseries CW	0.000%	11/1/43	91,410	47,647	(c)

Total State General Obligation				1,842,270

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 17.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	$2,750,000	$2,893,396
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	6,653,984
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.400%	4/1/24	500,000	500,053	(b)(c)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	960,951
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,094,942
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,077,894	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	3,300,000	3,534,345	(d)
Port of Oakland, CA, Intermediate Lien Revenue, Series D, Refunding	5.000%	11/1/27	2,000,000	2,125,150	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	140,000	90,815
Restructured, Series A	5.000%	7/1/62	150,000	148,500
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/46	5,250,000	5,422,021	(d)
Series C	5.000%	7/1/26	215,000	222,085	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	3,000,000	3,048,553	(d)
Series A, Refunding	5.000%	5/1/36	2,900,000	3,123,024	(d)
Series E	5.000%	5/1/35	4,750,000	5,063,269	(d)
Stockton, CA, Public Financing Authority Revenue, Refunding	5.000%	3/1/47	3,250,000	3,028,977

Total Transportation				42,987,959

See Notes to Schedule of Investments.

6	Western Asset California Municipals Fund 2023 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 11.9%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	$4,000,000	$4,205,348
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,125,647
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	4,665,070
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	3,000,000	2,959,528
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,115,868	(a)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,090,236
Series A, Refunding	5.000%	8/1/37	3,350,000	3,630,734
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Series C, Refunding	4.000%	11/1/41	1,500,000	1,541,312
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,196,959
Series 2018	5.000%	8/1/48	2,000,000	2,112,235
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,382,754

Total Water & Sewer				30,025,691

TOTAL INVESTMENTS - 97.3% (Cost - $249,962,622)				245,018,970
Other Assets in Excess of Liabilities - 2.7%				6,724,522

TOTAL NET ASSETS - 100.0%				$251,743,492

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of November 30, 2023.

(f)	The maturity principal is currently in default as of November 30, 2023.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

Abbreviation(s) used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
GO	— General Obligation
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset California Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$245,018,970	—	$245,018,970

†	See Schedule of Investments for additional detailed categorizations.

11